ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31,
	2013	2014
	RMB	RMB

Accounts receivable	157,297	130,140
Less: Allowance for doubtful accounts	(113,074)	(116,615)
Accounts receivable, net	44,223	13,525

Allowance for doubtful accounts:

	As of December 31,
	2013	2014
	RMB	RMB

Balance at beginning of year	(34,584)	(113,074)
Addition	(78,867)	(8,041)
Reversal	-	4,500
Written off	377	-
Balance at end of year	(113,074)	(116,615)

Full provision was provided for amount due from Taishidian Holding amounting to RMB 75,859 as of December 31, 2013, as a result of disposal of Taishidian Holding (see Note 24(b)).

Full provision was provided for the receivable from contracting right of the canteen of Shenyang K-12 amounting to RMB 7,000 as of December 31, 2014, because the collectability is remote.